Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000141505 | Taiwan Semiconductor Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000141505 | Tencent Holdings
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000141505 | Samsung Electronics
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000141505 | Alibaba Group Holding
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000141505 | Bank Central Asia
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000141505 | HDFC Bank
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000141505 | AIA Group
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000141505 | Reliance Industries
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000141505 | ICICI Bank
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000141505 | DBS Group Holdings
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000141505 | Financials
Holdings [Line Items]
Percent of Net Asset Value	30.30%
C000141505 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000141505 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000141505 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000141505 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000141505 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000141505 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000141505 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000141505 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000141505 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000141506 | Taiwan Semiconductor Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000141506 | Tencent Holdings
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000141506 | Samsung Electronics
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000141506 | Alibaba Group Holding
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000141506 | Bank Central Asia
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000141506 | HDFC Bank
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000141506 | AIA Group
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000141506 | Reliance Industries
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000141506 | ICICI Bank
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000141506 | DBS Group Holdings
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000141506 | Financials
Holdings [Line Items]
Percent of Net Asset Value	30.30%
C000141506 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000141506 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000141506 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000141506 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000141506 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000141506 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000141506 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000141506 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000141506 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000184323 | Taiwan Semiconductor Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000184323 | Tencent Holdings
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000184323 | Samsung Electronics
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000184323 | Alibaba Group Holding
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000184323 | Bank Central Asia
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000184323 | HDFC Bank
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000184323 | AIA Group
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000184323 | Reliance Industries
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000184323 | ICICI Bank
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000184323 | DBS Group Holdings
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000184323 | Financials
Holdings [Line Items]
Percent of Net Asset Value	30.30%
C000184323 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000184323 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000184323 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000184323 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000184323 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000184323 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000184323 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000184323 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000184323 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.00%